Investment Objectives and Goals - Tactical Dividend and Momentum Fund	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Tactical Dividend and Momentum Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Tactical Dividend and Momentum Fund (the “Fund”) seeks to provide capital appreciation and current income.